Investment in securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities

	December 31, 2024				December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
US government and federal agencies	2,324,841	1,451	(162,673)	2,163,619	1,721,278	1,382	(158,875)	1,563,785
Non-US governments debt securities	93,803	—	(335)	93,468	254,532	—	(4,355)	250,177
Asset-backed securities - Student loans	40	—	—	40	40	—	—	40
Residential mortgage-backed securities	17,068	—	(1,709)	15,359	19,200	—	(2,073)	17,127
Total available-for-sale	2,435,752	1,451	(164,717)	2,272,486	1,995,050	1,382	(165,303)	1,831,129

Held-to-maturity[1]
US government and federal agencies	3,240,290	—	(569,250)	2,671,040	3,461,097	—	(484,388)	2,976,709
Total held-to-maturity	3,240,290	—	(569,250)	2,671,040	3,461,097	—	(484,388)	2,976,709
[1] For the years ended December 31, 2024, 2023 and 2022, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2024	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	696,835	(7,922)	1,187,094	(154,751)	1,883,929	(162,673)
Non-US governments debt securities	—	—	93,468	(335)	93,468	(335)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	15,359	(1,709)	15,359	(1,709)
Total available-for-sale securities with unrealized losses	696,835	(7,922)	1,295,961	(156,795)	1,992,796	(164,717)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,713	(476)	2,634,326	(568,774)	2,671,039	(569,250)

	Less than 12 months		12 months or more
December 31, 2023	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	7,855	(137)	1,486,104	(158,738)	1,493,959	(158,875)
Non-US governments debt securities	—	—	250,177	(4,355)	250,177	(4,355)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	17,127	(2,073)	17,127	(2,073)
Total available-for-sale securities with unrealized losses	7,855	(137)	1,753,448	(165,166)	1,761,303	(165,303)

Held-to-maturity securities with unrealized losses
US government and federal agencies	—	—	2,976,709	(484,388)	2,976,709	(484,388)

	December 31, 2024		December 31, 2023
Pledged Investments - secured customer deposit product	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	22,888	21,062	27,459	25,785
Held-to-maturity	95,588	84,003	96,952	88,399

Schedule of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2024	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	15,004	976,353	—	—	1,172,262	2,163,619
Non-US governments debt securities	93,468	—	—	—	—	—	93,468
Asset-backed securities - Student loans	—	—	—	—	—	40	40
Residential mortgage-backed securities	—	—	—	—	—	15,359	15,359
Total available-for-sale	93,468	15,004	976,353	—	—	1,187,661	2,272,486

Held-to-maturity
US government and federal agencies	—	—	—	—	—	3,240,290	3,240,290

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2024			December 31, 2023			December 31, 2022
	Sale proceeds	Gross realized gains	Transfers of HTM	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM[1]
US government and federal agencies	—	—	—	—	—	—	—	—	—	998,157
Asset-backed securities - Student loans	—	—	—	5,586	—	(14)	7,631	—	(19)	—
Total	—	—	—	5,586	—	(14)	7,631	—	(19)	998,157
[1]During the year ended December 31, 2022, certain investments were transferred out of the AFS categorization and into HTM. The transfers were recorded at the fair value of the securities on the date of transfer. The related net unrealized losses of $99.1 million that were recorded in AOCIL will be accreted into net income over the remaining life of the transferred investments using the effective interest rate method.